Perpetual hybrid bonds - disclosure of unconsolidated contribution to consolidated equity results (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Equity – capital and reserves
Share capital	£ 614	£ 614	£ 614
Perpetual hybrid bonds	1,685	1,685	1,685
BAT p.l.c.
Equity – capital and reserves
Share capital	614	614	614
Share premium	112	113	112
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	£ 31,511	£ 34,270	£ 29,956